Investment Objectives and Goals	May 26, 2026
GraniteShares 2x Long AI Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of C3.ai Inc (NYSE: AI).
GraniteShares 2x Short AI Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of C3.ai, Inc. (NYSE: AI) (the “Underlying Stock”).
GraniteShares 2x Long APP Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of AppLovin Corporation (NASDAQ: APP).
GraniteShares 2x Short APP Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of AppLovin Corporation (NASDAQ: APP) (the “Underlying Stock”).
GraniteShares 2x Long ASTS Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of AST SpaceMobile, Inc. (NASDAQ: ASTS).
GraniteShares 2x Short ASTS Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of AST SpaceMobile, Inc. (NASDAQ: ASTS) (the “Underlying Stock”).
GraniteShares 2x Long BB Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of BlackBerry Limited (NYSE: BB).
GraniteShares 2x Short BB Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of BlackBerry Limited (NYSE: BB) (the “Underlying Stock”).
GraniteShares 2x Long BMNR Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Bitmine Immersion Technologies, Inc. (NASDAQ: BMNR).
GraniteShares 2x Short BMNR Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Bitmine Immersion Technologies, Inc. (NASDAQ: BMNR) (the “Underlying Stock”).

GraniteShares 2x Long BTDR Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Bitdeer Technologies Group (NASDAQ: BTDR).
GraniteShares 2x Short BTDR Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Bitdeer Technologies Group (NASDAQ: BTDR) (the “Underlying Stock”).

GraniteShares 2x Long CRSR Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Corsair Gaming, Inc. (NASDAQ: CRSR).
GraniteShares 2x Short CRSR Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Corsair Gaming, Inc. (NASDAQ: CRSR) (the “Underlying Stock”).
GraniteShares 2x Long DBX Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Dropbox, Inc. (NASDAQ: DBX).
GraniteShares 2x Short DBX Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Dropbox, Inc. (NASDAQ: DBX) (the “Underlying Stock”).
GraniteShares 2x Long ETN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Eaton Corporation plc (NYSE: ETN).
GraniteShares 2x Short ETN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Eaton Corporation plc (NYSE: ETN) (the “Underlying Stock”).
GraniteShares 2x Long FIVN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Five9, Inc. (NASDAQ: FIVN).
GraniteShares 2x Short FIVN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Five9, Inc. (NASDAQ: FIVN) (the “Underlying Stock”).
GraniteShares 2x Long HUT Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Hut 8 Corp. (NASDAQ: HUT).
GraniteShares 2x Short HUT Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Hut 8 Corp. (NASDAQ: HUT) (the “Underlying Stock”).
GraniteShares 2x Long IOT Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Samsara Inc. (NYSE: IOT).
GraniteShares 2x Short IOT Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Samsara Inc. (NYSE: IOT) (the “Underlying Stock”).
GraniteShares 2x Long IREN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of IREN Limited (NYSE: IREN).
GraniteShares 2x Short IREN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of IREN Limited (NYSE: IREN) (the “Underlying Stock”).
GraniteShares 2x Long LITE Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Lumentum Holdings Inc. (NASDAQ: LITE).
GraniteShares 2x Short LITE Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Lumentum Holdings Inc. (NASDAQ: LITE) (the “Underlying Stock”).

GraniteShares 2x Long NTAP Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of NetApp, Inc. (NASDAQ: NTAP).
GraniteShares 2x Short NTAP Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of NetApp, Inc. (NASDAQ: NTAP) (the “Underlying Stock”).
GraniteShares 2x Long PATH Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of UiPath Inc. (NYSE: PATH).
GraniteShares 2x Short PATH Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock UiPath Inc. (NYSE: PATH) (the “Underlying Stock”).
GraniteShares 2x Long P Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Everpure, Inc. (NYSE: P).
GraniteShares 2x Short P Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Everpure, Inc. (NYSE: P) (the “Underlying Stock”).
GraniteShares 2x Long QLYS Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Qualys, Inc. (NASDAQ: QLYS).
GraniteShares 2x Short QLYS Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Qualys, Inc. (NASDAQ: QLYS) (the “Underlying Stock”).
GraniteShares 2x Long RKLB Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Rocket Lab USA, Inc. (NASDAQ: RKLB).
GraniteShares 2x Short RKLB Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Rocket Lab USA, Inc. (NASDAQ: RKLB) (the “Underlying Stock”).
GraniteShares 2x Long SNDK Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of SanDisk Corporation (NASDAQ: SNDK).
GraniteShares 2x Short SNDK Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of SanDisk Corporation (NASDAQ: SNDK) (the “Underlying Stock”).
GraniteShares 2x Long SOUN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of SoundHound AI, Inc. (NASDAQ: SOUN).
GraniteShares 2x Short SOUN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of SoundHound AI, Inc. (NASDAQ: SOUN) (the “Underlying Stock”).
GraniteShares 2x Long STX Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Seagate Technology Holdings plc (NASDAQ: STX).
GraniteShares 2x Short STX Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Seagate Technology Holdings plc (NASDAQ: STX) (the “Underlying Stock”).

GraniteShares 2x Long TDC Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Teradata Corporation (NYSE: TDC).
GraniteShares 2x Short TDC Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Teradata Corporation (NYSE: TDC) (the “Underlying Stock”).